Debt - Schedule of Maturities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 134.7
2026	134.7
2027	134.7
2028	1,249.7
2029	33.7
Thereafter	492.1
Total	$ 2,179.6